Financial instruments - additional information - Maturity analysis of investment contracts (Details) - Investment contracts - GBP (£) £ in Billions	Dec. 31, 2018	Dec. 31, 2017
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	£ 117	£ 110
Policyholder liabilities	87	83
Expected to be settled within one year
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	8	8
1 to 5 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	31	29
5 years to 10 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	29	27
After 10 years to 15 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	20	19
After 15 years to 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	12	13
Over 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	17	14
Unit-linked | On demand
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Policyholder liabilities	£ 11	£ 12